Tritium DCFC Limited and Controlled Entities (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Tritium Holdings Pty Ltd | Australia | Tritium Holdings Pty Ltd
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
Decarbonization Plus Acquisition Corporation II | United States of America | Decarbonization Plus Acquisition Corporation II
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	0.00%
Controlled entities, Place of incorporation	United States of America
Tritium America Corporation | United States of America | Tritium America Corporation
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	United States of America
Tritium Technologies LLC | United States of America | Tritium Technologies LLC
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	United States of America
Tritium Europe BV | The Netherlands | Tritium Europe BV
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	The Netherlands
Tritium Technologies BV | The Netherlands | Tritium Technologies BV
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	The Netherlands
Tritium Pty Ltd | Australia | Tritium Pty Ltd
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
Tritium Nominee Pty Ltd | Australia | Tritium Nominee Pty Ltd
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	Australia
Tritium Technologies Limited | The United Kingdom | Tritium Technologies Limited
Tritium DCFC Limited and Controlled Entities
Ownership interest	100.00%	100.00%	100.00%
Controlled entities, Place of incorporation	The United Kingdom